CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Total	Common Stock [Member]	Additional Paid-In Capital	Accumulated other comprehensive lossess	Accumulated lossess [Member]
Balance, shares at Dec. 31, 2018		10,000,000
Balance, amount at Dec. 31, 2018	$ (65,889)	$ 10,000	$ 0	$ (371)	$ (75,518)
Foreign currency translation adjustment	(182)	0	0	(182)	0
Net loss for the year	(19,511)	$ 0	0	0	(19,511)
Net loss for the period	(19,511)
Balance, shares at Dec. 31, 2019		10,000,000
Balance, amount at Dec. 31, 2019	(85,582)	$ 10,000	0	(553)	(95,029)
Foreign currency translation adjustment	(123)			(123)
Net loss for the period	6,777				6,777
Balance, shares at Mar. 31, 2020		10,000,000
Balance, amount at Mar. 31, 2020	(78,928)	$ 10,000	(676)	88,252	0
Balance, shares at Dec. 31, 2019		10,000,000
Balance, amount at Dec. 31, 2019	(85,582)	$ 10,000	0	(553)	(95,029)
Foreign currency translation adjustment	(331)	0	0	(331)	0
Net loss for the year	(4,148,947)	$ 0	0	0	(4,148,947)
Net loss for the period	(4,148,947)
Shares issued for acquisition of legal acquirer, shares		310,868,500
Shares issued for acquisition of legal acquirer, amount	0	$ 310,869	0	0	(310,869)
Issuance of shares for service rendered, shares		19,400,000
Issuance of shares for service rendered, amount	4,074,000	$ 19,400	4,054,600	0	0
Balance, shares at Dec. 31, 2020		340,268,500
Balance, amount at Dec. 31, 2020	(160,860)	$ 340,269	4,054,600	(884)	(4,554,845)
Foreign currency translation adjustment	309		0	309	0
Net loss for the period	(39,408)		0	0	(39,408)
Balance, shares at Mar. 31, 2021		340,268,500
Balance, amount at Mar. 31, 2021	$ (199,959)	$ 4,054,600	$ (575)	$ (4,594,253)	$ (4,594,253)